Financial Instruments (Narratives) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments
Fair value of derivative instruments under collateralized arrangements in a liability position	$ 216	$ 94
Collateral posted on derivative instruments	0	0
Fair value of derivative instruments in net asset position	719	918
Fair value of total derivative liabilities and debt	6,802	4,116
Maximum spread on credit default swap agreements before full overnight collateralization is required (in percent)	2.50%
Liabilities included in master netting arrangements	251	262
Cash collateral received, derivatives	29	69
Net exposure related to derivative assets recorded in the Statement of Financial Position	439	587
Net amount related to derivative liabilities recorded in the Statement of Financial Position	250	242
Non-cash collateral received and not recorded on the Statement of Financial Position	0	31
Cash collateral rehypothecated	0	0
Derivative Instruments, Gain (Loss)
Cash collateral issued, derivatives	0	0
Amount recognized in accounts payable for the obligation to return cash collateral	29	69
Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	3,106.0	4,252.0
Credit default swaps
Derivative Instruments, Gain (Loss)
Maximum length of time hedged	1 year
Derivative instruments in fair value hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	3.1	4.3
Average remaining maturity	10 years 7 months	5 years 1 month
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss)
Notional amount	10,200.0	10,700.0
Average remaining maturity	8 months 12 days	8 months 12 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	(252)	(138)
Gains (losses) expected to be reclassified to net income within the next 12 months	(166)	(79)
Maximum length of time hedged	4 years
Derivative instruments in cash flow hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	1	1
Gains (losses) expected to be reclassified to net income within the next 12 months	1	1
Derivative instruments in cash flow hedging relationships | Currency swaps
Derivative Instruments, Gain (Loss)
Notional amount	1,200.0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	(9)
Gains (losses) expected to be reclassified to net income within the next 12 months	(3)
Maximum length of time hedged	7 years
Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Notional amount	3,000.0	3,300.0
Average remaining maturity	4 months 24 days	4 months 24 days
Derivative instruments not designated as hedging instruments | Foreign exchange forward and swap contracts
Derivative Instruments, Gain (Loss)
Notional amount	14,700.0	12,900.0
Maximum length of time hedged	1 year
Derivative instruments not designated as hedging instruments | Equity contracts
Derivative Instruments, Gain (Loss)
Notional amount	$ 1,300.0	$ 1,200.0